Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Total Payments
Total	[1]	$ 6,899,137	$ 6,899,137
Internal Revenue Service
Total	[1]	$ 6,899,137	$ 6,899,137

[1]	The United States Federal Government levies income taxes at the Targa Resources Corp. level rather than on a per project basis.